Financial Instruments - Summary of Impact of Strengthening and Weakening of Foreign Currency On Income After Tax and Other Comprehensive Income After Tax (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
US Dollar currency impact
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Income statement	£ 0.5	£ 1.1
Other comprehensive income	1.1	0.0
Income statement	(0.6)	(1.3)
Other comprehensive income	(1.4)	0.0
Euro currency impact
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Income statement	0.5	0.4
Other comprehensive income	1.4	1.3
Income statement	(0.6)	(0.5)
Other comprehensive income	(1.8)	(1.5)
Yen currency impact
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Income statement	0.3	0.4
Other comprehensive income	0.5	0.4
Income statement	(0.4)	(0.5)
Other comprehensive income	(0.6)	(0.5)
RMB currency impact
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Income statement	0.2	0.3
Other comprehensive income	0.8	0.3
Income statement	(0.2)	(0.3)
Other comprehensive income	£ (1.0)	£ (0.4)